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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06591

Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:       11/30/17

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2017

invesco.com/us	MS-CE-QMINC-QTR-1	11/17	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–161.39%(a)

Alabama–2.46%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,390	$5,002,142
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2039	1,130	1,298,178
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM) (b)	5.00%	09/01/2044	1,130	1,294,415
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	2,100	2,274,279
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	700	786,485
Series 2016, RB	5.75%	06/01/2045	505	557,767
Birmingham (City of) Water Works Board; Series 2011, Water RB(c)(d)(e)	5.00%	01/01/2021	3,060	3,368,020
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	2,400	2,958,912
				17,540,198

Alaska–0.63%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	4,065	4,485,077

Arizona–3.83%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	2,050	2,183,475
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,240,454
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB(c)(d)(e)	5.00%	07/01/2021	3,450	3,845,784
Arizona (State of); Series 2008 A, COP(d)(e)	5.00%	03/01/2018	1,995	2,012,955
Mesa (City of); Series 2013, Excise Tax RB(c)	5.00%	07/01/2032	7,600	8,465,108
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	450	511,677
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,780	3,035,232
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	929,670
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,735,459
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2020	500	538,080
Series 2014 A, Hospital RB	5.00%	08/01/2021	800	878,560
				27,376,454

California–21.56%
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,070	2,354,418
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGC) (b)(g)	0.00%	08/01/2035	3,570	1,904,559
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGC) (b)(g)	0.00%	08/01/2036	5,770	2,943,565
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	2,280	2,618,443
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	1,390	1,121,925
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	2,680	1,767,728
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(g)	0.00%	06/01/2055	10,115	433,630
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,999,310
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,230	1,368,892
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	1,450	1,597,842
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	3,195	3,470,473

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/2020	$1,000	$1,092,640
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	780	854,381
Series 2016 A, RB(f)	5.00%	12/01/2041	1,245	1,352,568
California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,600	2,931,838
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	2,460	2,799,357
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,305	4,904,816
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	3,300	4,188,921
Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	1,700	2,157,929
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(g)	0.00%	08/01/2029	695	492,852
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2040	4,685	2,014,409
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2041	4,965	2,051,985
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2042	5,265	2,091,100
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2043	3,460	1,320,371
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2044	4,825	1,764,165
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)(d)(e)	5.00%	06/01/2020	4,770	5,179,266
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	1,775	1,142,798
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	1,980	1,221,937
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(d)	5.00%	01/15/2020	5,000	5,263,100
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,885	4,884,902
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,565	2,565,000
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,250	3,738,280
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(c)	5.00%	05/15/2035	6,000	6,457,620
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB(c)	5.00%	07/01/2043	6,510	7,314,180
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2034	1,985	1,088,395
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(g)	0.00%	08/01/2029	3,955	2,782,184
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	2,875	2,060,455
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM) (b)(g)	0.00%	08/01/2036	4,025	2,023,448
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM) (b)(g)	0.00%	08/01/2037	1,590	764,488
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2027	4,005	3,082,248
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	5,000	3,227,800
Regents of the University of California; Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	80	84,243
Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	145	152,691
Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	275	289,787
Series 2013 AI, General RB(c)	5.00%	05/15/2033	4,000	4,585,200
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	875	951,370
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2021	6,790	7,617,294
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	1,000	1,098,000
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	1,995	2,187,757
Series 2011 G, Ref. Second Series RB(d)(e)	5.25%	05/03/2021	3,615	4,060,585
Series 2011 G, Ref. Second Series RB	5.25%	05/01/2027	1,385	1,546,145
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/2036	4,320	4,832,438

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB(d)(e)	5.00%	11/01/2019	$2,500	$2,663,975
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	09/01/2030	3,300	2,241,129
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	615	679,317
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB(g)	0.00%	06/01/2041	3,295	817,951
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	17,570	10,474,531
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	5,725	3,269,433
				153,946,064

Colorado–2.90%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	4,000	4,110,240
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.50%	01/01/2035	3,900	4,516,356
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	555	616,999
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,200	3,501,152
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/2032	5,000	5,764,350
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,115	1,282,975
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB(f)	5.00%	12/15/2041	910	933,906
				20,725,978

Connecticut–0.64%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,601,043

District of Columbia–3.51%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,910	1,919,627
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	265	272,992
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	575	592,342
District of Columbia; Series 2006 B-1, Ballpark RB(INS-NATL) (b)	5.00%	02/01/2031	9,805	9,827,061
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC) (b)(c)	5.00%	06/01/2028	1,520	1,546,874
Series 2009 A, Sec. Income Tax RB(c)	5.25%	12/01/2027	3,040	3,252,922
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,170	6,620,163
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC)(b)	5.00%	10/01/2029	1,000	1,056,620
				25,088,601

Florida–12.20%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,138,640
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,145	2,413,211
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,500	2,886,550
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,010	2,280,928
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2019	2,950	3,092,780
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	5,110	5,650,025
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,426,625
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,165	3,394,906
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	995	1,100,420

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	$4,630	$5,004,474
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	914,425
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds(d)(e)	6.00%	07/01/2018	3,000	3,081,540
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB(d)(e)	5.00%	10/01/2019	2,850	3,027,270
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	2,500	2,670,375
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB(d)(e)	6.00%	08/01/2020	880	976,219
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	315	344,777
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,000	1,120,670
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM) (b)	5.00%	10/01/2035	1,750	1,952,702
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,170	1,352,169
Series 2017 B, Ref. Aviation RB(h)	5.00%	10/01/2040	2,135	2,454,759
Orange (County of); Series 2012 B, Ref. Sales Tax RB(c)	5.00%	01/01/2031	7,855	8,701,141
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(h)	5.00%	10/01/2047	3,160	3,639,024
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,245,015
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,149,262
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	2,085	2,231,409
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	615	658,185
Series 2011, Ref. RB(c)	5.00%	10/01/2031	3,330	3,702,527
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(c)	5.00%	08/15/2042	6,000	6,011,880
Series 2007, Hospital RB	5.00%	08/15/2042	6,000	6,011,880
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB(i)	5.38%	01/01/2049	3,938	2,653,324
Series 2014 B, Ref. Sub. Health Care RB(i)	2.50%	01/01/2049	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/2025	500	572,330
Series 2014 A, Hospital RB	5.00%	07/01/2027	500	567,175
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(b)	6.00%	10/01/2029	2,000	2,660,240
				87,086,872

Georgia–0.86%

Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR(d)	2.20%	04/02/2019	1,000	999,340
Series 1994, PCR(d)	2.20%	04/02/2019	2,000	1,998,680
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(d)	2.40%	04/01/2020	3,200	3,173,472
				6,171,492

Hawaii–2.01%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,630	1,764,931
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,255,440
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP(h)	5.00%	08/01/2020	3,055	3,307,588
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	4,100	4,396,471
Series 2015 A, Airport System RB(h)	5.00%	07/01/2041	780	882,164
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	1,545	1,742,915
				14,349,509

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.83%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.00%	11/15/2032	$700	$730,653
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	1,022,405
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	2,600	2,662,712
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	1,360	1,493,633
				5,909,403

Illinois–17.55%

Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2021	3,200	3,497,920
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,125	1,245,791
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB(h)	5.00%	01/01/2046	775	856,476
Series 2015 D, RB	5.00%	01/01/2046	540	603,990
Series 2017 D, Sr. Lien General Airport RB(c)(h)	5.00%	01/01/2042	2,500	2,820,450
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,240	1,466,672
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds(INS-AGM) (b)	5.00%	12/01/2032	1,000	1,031,010
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,825	1,863,873
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,605	1,799,863
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB(d)(e)	5.25%	06/01/2018	1,035	1,055,327
Series 2008, Capital Grant Receipts RB(d)(e)	5.25%	06/01/2018	1,070	1,091,015
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	8,970	9,660,869
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,380	3,692,008
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	615	665,043
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	385	415,346
Series 2007 A, Ref. Project Unlimited Tax GO Bonds(INS-AGM) (b)	5.00%	01/01/2037	4,350	4,359,526
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	310	334,041
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,030	2,130,485
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	1,000	1,062,290
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	790	859,101
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,085	3,349,786
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,850	2,124,651
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2032	2,540	2,696,134
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2037	2,540	2,693,949
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/2020	1,000	1,078,540
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,306,449
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,375,296
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/2024	1,900	2,024,507
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010, Ref. RB(d)(e)	6.00%	05/15/2020	1,685	1,853,669
Series 2010, Ref. RB	6.00%	05/15/2039	760	812,554
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,393,299
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,000	1,060,200
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	3,280	3,490,970
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	120	127,718
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	1,460	1,536,665
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,055,298

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(d)(e)	5.75%	02/15/2020	$5,020	$5,464,471
Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	2,620	2,866,044
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(d)(e)	5.50%	02/15/2021	1,440	1,612,411
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	3,390	3,789,206
Illinois (State of) Finance Authority; Series 2009, RB(d)(e)	6.13%	05/15/2019	105	111,754
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax CAB RB(INS-NATL) (b)	5.75%	06/15/2026	8,480	9,582,400
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	2,300	2,405,340
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(g)	0.00%	12/15/2029	2,500	1,554,250
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. State Tax Supported RB (INS-AGM)(b)	5.00%	06/15/2027	3,500	3,875,130
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/2038	10,050	11,184,545
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,115	1,153,969
Series 2013, Unlimited Tax GO Bonds(INS-AGM) (b)	5.25%	07/01/2029	1,960	2,197,630
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	2,250	2,374,808
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2029	1,000	1,058,320
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	750	779,955
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,275	4,828,099
				125,329,113

Indiana–3.48%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,000	3,379,650
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,480	3,764,177
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	545,340
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	525	564,281
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,690	2,722,334
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB(d)(e)	5.25%	07/01/2023	1,000	1,179,880
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	3,000	3,298,860
Series 2013 F, RB(c)	5.00%	02/01/2030	4,500	5,055,030
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	5.88%	01/01/2024	1,185	1,324,332
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (d)(h)(j)	1.72%	12/02/2019	3,000	3,003,960
				24,837,844

Iowa–2.10%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB(c)(d)(e)(k)	5.00%	06/01/2019	3,595	3,776,619
Series 2009 A, Special Obligation RB(c)(d)(e)	5.00%	06/01/2019	4,795	5,037,243
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,160	1,203,848
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,000	1,071,570
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,620	1,625,913
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,030	1,034,244
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	11,725	1,251,175
				15,000,612

Kansas–0.47%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,655	1,776,262
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,592,100
				3,368,362

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.62%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	$1,220	$1,326,018
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,290	1,394,116
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	935	1,009,005
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(d)(e)	6.00%	06/01/2020	1,900	2,097,999
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,625	1,809,145
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	2,050	2,288,538
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB(d)(e)	5.00%	07/01/2022	1,860	2,123,767
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR(d)	2.20%	08/01/2019	1,000	1,003,720
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,435,150
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/2035	2,000	2,200,600
				18,688,058

Louisiana–2.67%

East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2010 A, VRD RB(l)	0.94%	08/01/2035	3,000	3,000,000
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB(d)(e)	5.25%	10/01/2020	2,450	2,693,848
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB(INS-AGM) (b)	5.25%	06/01/2028	2,000	2,282,800
Series 2013 A, Power Project RB(INS-AGM) (b)	5.25%	06/01/2031	2,000	2,264,140
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2020	750	806,888
Series 2014, Ref. Water RB	5.00%	12/01/2021	1,000	1,109,270
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,265	2,268,647
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	770	834,734
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,465	1,602,534
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,235	1,339,679
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	770	830,591
				19,033,131

Maryland–1.08%

Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB(f)	4.38%	02/15/2039	1,000	1,016,820
Series 2017 A, Special Obligation Tax Allocation RB(f)	4.50%	02/15/2047	500	508,895
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	798,363
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,570,105
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	2,440	2,597,526
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	728,210
Series 2017, Ref. RB	5.00%	04/01/2032	500	531,760
				7,751,679

Massachusetts–4.54%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,137,856
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	165	165,487

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	$3,050	$3,443,480
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(c)(d)(e)	5.50%	11/15/2018	9,565	9,943,774
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	5,620	6,227,522
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB(d)(e)	6.75%	01/01/2021	735	846,213
Series 2011 I, RB	6.75%	01/01/2036	490	558,595
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB(c)(d)(e)	5.50%	07/01/2018	3,100	3,175,392
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(c)	5.00%	10/15/2035	5,325	5,920,229
				32,418,548

Michigan–3.47%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	3,400	3,712,052
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,655	3,036,630
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,892,525
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,130	1,230,457
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	565	628,043
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	565	634,828
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,165	1,296,761
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,070	2,322,085
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	3,575	4,057,446
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,180	3,188,586
Wayne State University Board of Governors; Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	825	853,958
Series 2008, Ref. General RB(INS-AGM) (b)	5.00%	11/15/2025	1,030	1,064,361
Western Michigan University; Series 2013, Ref. General RB	5.25%	11/15/2030	400	460,912
Series 2013, Ref. General RB	5.25%	11/15/2031	350	403,088
				24,781,732

Minnesota–0.06%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	425	425,650

Missouri–0.75%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,211,266
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	465	487,208
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	1,000	1,082,470
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,562,770
				5,343,714

Nebraska–1.96%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,074,750
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,703,875
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/2036	4,800	5,212,368
				13,990,993

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–0.77%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	$1,500	$1,611,300
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(h)	5.00%	07/01/2028	2,000	2,237,900
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	1,600	1,629,472
				5,478,672

New Jersey–6.87%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	1,990	2,155,329
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,114,520
Series 2013, Private Activity RB(h)	5.50%	01/01/2026	1,000	1,150,960
Series 2013, RB(h)	5.00%	07/01/2023	1,750	1,957,953
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC)(b)	5.50%	09/01/2024	2,000	2,297,760
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2020	5,000	5,283,850
Series 2006 C, Transportation System CAB RB(INS-AGC) (b)(g)	0.00%	12/15/2026	8,435	6,089,901
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	935	1,046,433
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,560	1,588,829
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,560	1,589,328
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/2019	6,900	7,270,116
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	4,000	4,333,000
Tobacco Settlement Financing Corp.; Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	3,640	3,646,843
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	3,665	3,542,113
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,050	5,067,523
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	950	913,216
				49,047,674

New Mexico–0.67%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,881,742
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/2027	1,860	1,892,978
				4,774,720

New York–15.70%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	1,740	1,911,303
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	720	792,749
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,760	2,640,851
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,713,225
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,680	1,891,714
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB(h)	5.75%	10/01/2036	2,615	2,613,536
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	2,400	2,594,712
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	1,000	1,109,160
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	2,900	3,291,529
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	1,535	1,733,767
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(e)	5.00%	05/01/2019	3,695	3,872,914
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2028	4,615	4,837,212
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2029	3,695	3,872,914
Subseries 2011 D-1, Future Tax Sec. RB(c)	5.00%	11/01/2033	1,725	1,928,930
Subseries 2012 E-1, Future Tax Sec. RB(c)	5.00%	02/01/2037	7,155	7,943,767

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB(c)	5.00%	04/01/2027	$4,765	$4,911,905
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(c)(d)(e)	5.00%	10/01/2018	5,635	5,808,727
New York (City of); Subseries 2008, Unlimited Tax GO Bonds(c)	5.25%	08/15/2028	5,200	5,337,592
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/2027	5,200	5,339,048
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,995	3,288,899
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2029	1,805	2,318,288
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	5,805	6,405,759
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,050	2,314,245
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,185	1,272,678
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM)(b)	5.00%	02/15/2027	150	150,434
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(d)(e)	5.00%	03/15/2019	1,310	1,368,256
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	4,860	5,354,651
Series 2013 A, Jr. General RB	5.00%	05/01/2019	2,000	2,092,580
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	4,840	5,206,920
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB(c)	5.00%	09/15/2040	5,100	5,673,546
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,770	1,934,203
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2031	1,545	1,645,178
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	1,620	1,773,527
Series 2016 A, Special Facilities RB(h)	5.25%	01/01/2050	2,985	3,312,484
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(d)(e)	5.00%	07/01/2019	1,250	1,317,025
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement RB	5.00%	06/01/2048	2,500	2,543,475
				112,117,703

North Carolina–6.14%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB(c)	5.00%	07/01/2042	4,000	4,708,800
Series 2017 A, Airport RB(c)	5.00%	07/01/2047	1,775	2,083,034
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(c)	5.00%	06/01/2039	13,600	14,186,432
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,705	7,653,892
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	12/31/2037	2,000	2,168,920
Series 2015, Private Activity RB(h)	5.00%	06/30/2054	1,115	1,194,711
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	1,525	1,579,854
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB(c)	5.00%	06/01/2042	5,110	5,657,996
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2036	1,755	1,921,760
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2041	2,430	2,656,525
				43,811,924

Ohio–7.38%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	775	869,542
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	1,450	1,568,581

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	$490	$553,886
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB(c)(d)(e)	5.25%	02/15/2018	9,100	9,171,071
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	235	220,313
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	6,955	6,624,707
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,000	1,054,160
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,470	2,621,263
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,555	1,727,854
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	2,001,820
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	3,390	3,714,660
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,015	1,181,308
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,406,080
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,370	1,478,107
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	2,470	2,829,533
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(h)	5.00%	12/31/2039	735	820,708
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	3,200	3,164,832
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB(f)(h)	4.25%	01/15/2038	555	569,175
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	3,055	3,354,176
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	1,780	1,913,393
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/2028	2,500	2,852,475
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	975	964,285
				52,661,929

Oklahoma–0.28%

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc. Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,785	1,968,230

Oregon–0.47%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(d)(e)	5.25%	04/01/2019	685	718,003
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/2033	2,465	2,608,685
				3,326,688

Pennsylvania–1.75%

Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR(d)	4.38%	07/01/2022	850	840,608
Pennsylvania (State of) Turnpike Commission; Series 2012 A, Sub. RB	5.00%	12/01/2020	1,370	1,492,944
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,345	1,501,975
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	775	865,450
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	730	815,198
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	250	280,993
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	1,235	1,388,103
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	265	297,852
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,250	1,437,350
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	869,325
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,010	1,148,491

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds(d)(e)	5.13%	09/01/2018	$1,230	$1,264,501
Series 2008 E, Limited Tax GO Bonds(d)(e)	5.13%	09/01/2018	20	20,561
Series 2008 E, Limited Tax GO Bonds(INS-BHAC) (b)	5.13%	09/01/2023	250	256,823
				12,480,174

Puerto Rico–0.37%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(g)	0.00%	05/15/2050	5,450	614,651
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL)(b)(g)	0.00%	08/01/2044	10,595	2,014,745
				2,629,396

South Carolina–0.88%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,400	1,524,712
South Carolina (State of) Ports Authority; Series 2015, RB(h)	5.25%	07/01/2050	3,005	3,364,909
Series 2015, RB(h)	5.25%	07/01/2055	1,230	1,377,317
				6,266,938

South Dakota–0.21%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,477,455

Tennessee–0.42%

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2023	1,280	1,490,957
Series 2006 A, Gas RB	5.25%	09/01/2026	1,275	1,534,309
				3,025,266

Texas–17.17%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds(c)	5.00%	08/15/2034	5,105	5,753,999
Arlington (City of); Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	1,510	1,570,415
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	1,760	1,831,491
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	730	759,207
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation(d)(e)	5.00%	06/15/2019	2,500	2,629,550
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB(d)(e)	6.20%	07/01/2020	2,225	2,477,960
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(h)	5.25%	11/01/2026	2,000	2,315,780
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds(d)(e)	5.00%	02/15/2018	1,130	1,138,317
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	08/15/2031	5,395	6,939,750
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(e)	5.00%	12/01/2019	1,300	1,384,188
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM)(b)(g)	0.00%	09/01/2025	4,650	3,706,747
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds(d)(e)	5.00%	03/01/2019	1,785	1,855,668
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2027	215	224,056
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	2,700	2,982,150
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2036	4,005	4,405,981
Series 2015 C, Ref. Airport System RB(h)	5.00%	07/15/2020	775	826,134
Houston Community College System; Series 2008, Sr. Lien Student Fee RB(d)(e)	5.00%	04/15/2018	135	136,825
Series 2008, Sr. Lien Student Fee RB(INS-AGM) (b)	5.00%	04/15/2023	285	288,873
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,205	1,239,656
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,428,470

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Lower Colorado River Authority; Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	$5	$5,672
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,368,100
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	770,895
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	1,900	2,055,876
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2034	1,000	1,070,460
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,123,030
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB(INS-AGC) (b)(g)	0.00%	01/01/2028	18,900	14,015,295
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC) (b)(g)	0.00%	01/01/2031	3,740	2,450,448
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,500	1,688,790
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,495	2,791,181
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,135	2,227,574
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,330	2,491,003
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,448,184
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	3,170	1,440,511
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	4,130	1,788,249
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,555	1,728,398
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,555	1,806,164
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	890	933,637
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	2,500	2,622,575
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,230	6,367,002
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	4,095	4,571,986
Series 2012, Gas Supply RB	5.00%	12/15/2029	2,000	2,229,960
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,333,776
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,195	1,324,060
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(h)	5.00%	12/31/2055	1,050	1,152,186
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,945	2,140,920
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,300	1,554,137
University of Houston; Series 2008, Ref. Consolidated RB(c)(d)(e)	5.00%	02/15/2018	9,100	9,166,612
				122,561,898

Utah–0.57%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB(e)(m)	12.46%	05/15/2020	1,200	1,237,200
Salt Lake City (City of); Series 2017 A, Airport RB(c)(h)	5.00%	07/01/2047	2,490	2,863,724
				4,100,924

Virgin Islands–0.20%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	540	328,050
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,860	1,129,950
				1,458,000

Virginia–2.64%

Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019	4,730	4,932,775

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	$2,930	$3,256,783
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	725	823,288
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,975	4,293,556
Series 2012, Sr. Lien RB(h)	5.00%	01/01/2040	1,905	2,044,789
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB(h)	5.00%	12/31/2056	3,170	3,513,026
				18,864,217

Washington–3.84%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2025	925	1,031,745
Seattle (Port of); Series 2017 C, Intermediate Lien RB(h)	5.25%	05/01/2042	1,105	1,307,458
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/2041	3,000	3,148,890
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM)(b)	5.25%	10/01/2033	1,500	1,547,715
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,145,600
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	8,420	8,890,762
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	8,850	9,344,804
				27,416,974

Wisconsin–2.56%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	865	941,700
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,015	2,330,912
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,747,205
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/2026	1,100	1,125,971
Series 2014, RB	5.13%	05/01/2029	1,000	1,030,490
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	5,430	6,116,135
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	876,026
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.63%	05/01/2019	190	200,577
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	1,810	1,911,011
				18,280,027

Wyoming–0.32%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)	5.00%	01/01/2047	2,020	2,283,974
TOTAL INVESTMENTS IN SECURITIES(n)–161.39% (Cost $1,065,585,546)				1,152,282,910
FLOATING RATE NOTE OBLIGATIONS–(30.10)% Notes with interest and fee rates ranging from 1.49% to 1.89% at 11/30/2017 and contractual maturity of collateral ranging from 06/01/2025 to 04/01/2056 (See Note 1D)(o)				(214,920,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.76)%				(233,872,044)
OTHER ASSETS LESS LIABILITIES–1.47%				10,479,198
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$713,970,064

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAM	—	Build America Mutual Assurance Co.
BHAC	—	Berkshire Hathaway Assurance Corp.
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
Ctfs.	—	Certificates
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
Jr.	—	Junior
NATL	—	National Public Finance Guarantee Corp.

PCR	—	Pollution Control Revenue Bonds
PILOT	—	Payment-in-Lieu-of-Tax
RAB	—	Revenue Anticipation Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sec.	—	Secured
SIFMA	—	Securities Industry and Financial Markets Association
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
Wts.	—	Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2017 was $25,783,851, which represented 3.61% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2017 was $2,653,339, which represented less than 1% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2017.

(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $2,440,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on November 30, 2017.

(m)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,237,200 which represents less than 1% of the Trust’s Net Assets.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2017. At November 30, 2017, the Trust’s investments with a value of $339,916,143 are held by TOB Trusts and serve as collateral for the $214,920,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

Invesco Quality Municipal Income Trust

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the nine months ended November 30, 2017, there were no material transfers between valuation levels.

Invesco Quality Municipal Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 17, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 17, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.